STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 004 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Total investments, at fair value	$ 1,918,165	$ 1,567,429
Receivables:
Participant contributions	1,136	3,086
Employer contributions	474	1,313
Notes receivable from participants	14,738	12,759
Total receivables	16,348	17,158
NET ASSETS AVAILABLE FOR BENEFITS	1,934,513	1,584,587
Mutual funds
ASSETS
Total investments, at fair value	142,220	403,264
Common/collective trust funds
ASSETS
Total investments, at fair value	1,755,596	1,136,533
Roper Technologies, Inc. common stock
ASSETS
Total investments, at fair value	$ 20,349	$ 27,632